Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Lazard Active ETF Trust
Entity Central Index Key	0002051630
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000259180
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Opportunities ETF
Trading Symbol	EMKT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Opportunities ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Emerging Markets Opportunities ETF	$42	0.75%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Lazard Emerging Markets Opportunities ETF	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,308	$10,503
8/16	$10,570	$10,764
9/16	$10,764	$10,903
10/16	$10,593	$10,929
11/16	$10,068	$10,426
12/16	$10,146	$10,449
1/17	$10,801	$11,020
2/17	$10,973	$11,358
3/17	$11,376	$11,644
4/17	$11,697	$11,899
5/17	$11,996	$12,251
6/17	$12,180	$12,375
7/17	$12,961	$13,112
8/17	$13,308	$13,405
9/17	$13,458	$13,351
10/17	$13,791	$13,819
11/17	$13,848	$13,847
12/17	$14,240	$14,344
1/18	$15,305	$15,540
2/18	$14,552	$14,823
3/18	$14,355	$14,547
4/18	$13,985	$14,483
5/18	$13,441	$13,970
6/18	$13,047	$13,389
7/18	$13,371	$13,684
8/18	$12,806	$13,314
9/18	$12,656	$13,243
10/18	$11,648	$12,090
11/18	$12,112	$12,588
12/18	$11,659	$12,254
1/19	$12,827	$13,327
2/19	$12,779	$13,357
3/19	$12,921	$13,469
4/19	$13,216	$13,753
5/19	$12,296	$12,755
6/19	$13,098	$13,551
7/19	$12,909	$13,385
8/19	$12,273	$12,733
9/19	$12,626	$12,976
10/19	$13,086	$13,523
11/19	$13,145	$13,504
12/19	$14,177	$14,512
1/20	$13,383	$13,835
2/20	$12,722	$13,106
3/20	$10,257	$11,087
4/20	$11,075	$12,103
5/20	$11,327	$12,196
6/20	$12,073	$13,092
7/20	$13,191	$14,262
8/20	$13,440	$14,577
9/20	$13,211	$14,343
10/20	$13,452	$14,639
11/20	$14,763	$15,993
12/20	$15,874	$17,168
1/21	$16,274	$17,695
2/21	$16,540	$17,830
3/21	$16,177	$17,561
4/21	$16,274	$17,998
5/21	$16,467	$18,415
6/21	$16,431	$18,447
7/21	$15,354	$17,206
8/21	$15,333	$17,656
9/21	$14,570	$16,954
10/21	$14,800	$17,122
11/21	$14,001	$16,424
12/21	$14,095	$16,732
1/22	$13,949	$16,415
2/22	$13,034	$15,925
3/22	$12,717	$15,565
4/22	$11,851	$14,699
5/22	$11,998	$14,764
6/22	$11,047	$13,783
7/22	$11,278	$13,749
8/22	$11,208	$13,806
9/22	$9,915	$12,188
10/22	$9,988	$11,809
11/22	$11,452	$13,561
12/22	$11,047	$13,370
1/23	$12,205	$14,426
2/23	$11,433	$13,491
3/23	$11,918	$13,899
4/23	$11,769	$13,742
5/23	$11,570	$13,511
6/23	$12,068	$14,024
7/23	$12,691	$14,897
8/23	$11,817	$13,979
9/23	$11,468	$13,614
10/23	$11,181	$13,085
11/23	$11,954	$14,132
12/23	$12,404	$14,684
1/24	$11,974	$14,003
2/24	$12,530	$14,669
3/24	$12,872	$15,032
4/24	$12,846	$15,099
5/24	$13,074	$15,185
6/24	$13,516	$15,784
7/24	$13,441	$15,831
8/24	$13,589	$16,086
9/24	$14,324	$17,160
10/24	$13,652	$16,397
11/24	$13,361	$15,808
12/24	$13,304	$15,786
1/25	$13,573	$16,068
2/25	$13,560	$16,146
3/25	$13,663	$16,249
4/25	$13,791	$16,462
5/25	$14,444	$17,164
6/25	$15,264	$18,196
7/25	$15,507	$18,551
8/25	$15,740	$18,789
9/25	$16,698	$20,133
10/25	$17,277	$20,974
11/25	$16,874	$20,473
12/25	$17,229	$21,085
1/26	$18,494	$22,952
2/26	$19,539	$24,213
3/26	$17,216	$21,050
4/26	$19,580	$24,147
5/26	$21,938	$26,486
6/26	$21,949	$26,113

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Lazard Emerging Markets Opportunities ETF	43.80%	5.96%	8.18%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 180,860,371
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 557,390
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$180,860,371
# of Portfolio Holdings	74
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$557,390

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	44.9%
Financials	16.3%
Industrials	11.0%
Consumer Discretionary	7.8%
Communication Services	4.6%
Materials	4.2%
Energy	3.7%
Consumer Staples	2.6%
Other (includes short-term investments)	4.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd. GDR	11.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8.3%
SK hynix, Inc. GDR	6.6%
MediaTek, Inc.	3.0%
Tencent Holdings Ltd.	3.0%
China Merchants Bank Co. Ltd., Class H	2.2%
Anglo American PLC	2.1%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%
Lenovo Group Ltd.	2.0%

C000259181
Shareholder Report [Line Items]
Fund Name	Lazard Equity Megatrends ETF
Trading Symbol	THMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Equity Megatrends ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Equity Megatrends ETF	$25	0.50%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Lazard Equity Megatrends ETF	MSCI ACWI Index
4/25	$10,000	$10,000
4/25	$11,092	$10,921
5/25	$11,664	$11,548
6/25	$12,140	$12,067
7/25	$12,272	$12,231
8/25	$12,292	$12,533
9/25	$12,690	$12,987
10/25	$13,043	$13,277
11/25	$12,995	$13,276
12/25	$13,064	$13,414
1/26	$12,944	$13,812
2/26	$12,900	$13,990
3/26	$11,635	$12,985
4/26	$13,045	$14,306
5/26	$13,524	$15,044
6/26	$13,603	$14,923

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 4/7/25
Lazard Equity Megatrends ETF	12.05%	28.35%
MSCI ACWI Index	23.67%	38.37%

Performance Inception Date	Apr. 07, 2025
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 54,088,855
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 122,211
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$54,088,855
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$122,211

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	34.1%
Industrials	20.4%
Financials	17.4%
Health Care	12.3%
Communication Services	6.3%
Consumer Discretionary	6.1%
Other (includes short-term investments)	3.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.1%
Applied Materials, Inc.	5.5%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.5%
Microsoft Corp.	2.8%
NVIDIA Corp.	2.8%
Mitsubishi Electric Corp.	2.7%
Keysight Technologies, Inc.	2.6%
FANUC Corp.	2.5%
Siemens AG	2.4%

C000259182
Shareholder Report [Line Items]
Fund Name	Lazard International Dynamic Equity ETF
Trading Symbol	IDEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Dynamic Equity ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard International Dynamic Equity ETF	$21	0.40%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Lazard International Dynamic Equity ETF	MSCI ACWI ex USA Index	MSCI EAFE/ACWI ex US Linked Index
6/16	$10,000	$10,000	$10,000
7/16	$10,509	$10,495	$10,507
8/16	$10,446	$10,561	$10,514
9/16	$10,608	$10,691	$10,643
10/16	$10,422	$10,537	$10,426
11/16	$10,225	$10,294	$10,218
12/16	$10,540	$10,557	$10,567
1/17	$10,930	$10,931	$10,874
2/17	$11,036	$11,105	$11,030
3/17	$11,415	$11,387	$11,333
4/17	$11,746	$11,631	$11,622
5/17	$12,054	$12,008	$12,048
6/17	$12,077	$12,045	$12,027
7/17	$12,397	$12,489	$12,374
8/17	$12,456	$12,555	$12,369
9/17	$12,763	$12,788	$12,677
10/17	$13,000	$13,028	$12,869
11/17	$13,047	$13,134	$13,004
12/17	$13,172	$13,428	$13,213
1/18	$13,872	$14,175	$13,876
2/18	$13,124	$13,507	$13,249
3/18	$13,003	$13,269	$13,011
4/18	$13,184	$13,481	$13,308
5/18	$12,882	$13,169	$13,009
6/18	$12,641	$12,922	$12,850
7/18	$12,991	$13,231	$13,166
8/18	$12,642	$12,954	$12,912
9/18	$12,715	$13,013	$13,024
10/18	$11,719	$11,955	$11,987
11/18	$11,610	$12,068	$11,972
12/18	$11,030	$11,522	$11,391
1/19	$11,866	$12,392	$12,139
2/19	$12,069	$12,634	$12,449
3/19	$12,171	$12,709	$12,527
4/19	$12,399	$13,045	$12,880
5/19	$11,676	$12,345	$12,261
6/19	$12,297	$13,088	$12,988
7/19	$11,942	$12,930	$12,824
8/19	$11,625	$12,531	$12,491
9/19	$11,955	$12,853	$12,849
10/19	$12,348	$13,302	$13,311
11/19	$12,488	$13,419	$13,461
12/19	$12,945	$14,000	$13,898
1/20	$12,686	$13,624	$13,608
2/20	$11,688	$12,547	$12,378
3/20	$10,081	$10,730	$10,726
4/20	$10,665	$11,543	$11,419
5/20	$11,105	$11,921	$11,916
6/20	$11,390	$12,460	$12,322
7/20	$11,572	$13,015	$12,609
8/20	$12,078	$13,573	$13,257
9/20	$11,832	$13,239	$12,913
10/20	$11,404	$12,954	$12,397
11/20	$12,921	$14,697	$14,319
12/20	$13,645	$15,491	$14,985
1/21	$13,500	$15,525	$14,825
2/21	$13,923	$15,832	$15,158
3/21	$14,412	$16,032	$15,506
4/21	$14,862	$16,504	$15,973
5/21	$15,470	$17,021	$16,494
6/21	$15,272	$16,910	$16,308
7/21	$15,483	$16,632	$16,431
8/21	$15,710	$16,948	$16,721
9/21	$14,996	$16,405	$16,235
10/21	$15,446	$16,797	$16,635
11/21	$14,758	$16,040	$15,860
12/21	$15,548	$16,703	$16,672
1/22	$15,159	$16,088	$15,867
2/22	$14,575	$15,769	$15,586
3/22	$14,519	$15,795	$15,686
4/22	$13,547	$14,803	$14,672
5/22	$13,991	$14,909	$14,782
6/22	$12,713	$13,626	$13,410
7/22	$13,324	$14,093	$14,078
8/22	$12,554	$13,640	$13,410
9/22	$11,364	$12,277	$12,155
10/22	$12,064	$12,643	$12,809
11/22	$13,660	$14,136	$14,252
12/22	$13,456	$14,030	$14,263
1/23	$14,594	$15,168	$15,418
2/23	$14,291	$14,636	$15,096
3/23	$14,623	$14,994	$15,470
4/23	$14,911	$15,254	$15,907
5/23	$14,320	$14,699	$15,329
6/23	$15,069	$15,359	$16,017
7/23	$15,617	$15,983	$16,668
8/23	$15,016	$15,262	$15,915
9/23	$14,656	$14,780	$15,412
10/23	$14,223	$14,170	$14,776
11/23	$15,434	$15,445	$16,107
12/23	$16,122	$16,221	$16,916
1/24	$16,064	$16,060	$16,748
2/24	$16,760	$16,467	$17,172
3/24	$17,326	$16,981	$17,709
4/24	$16,992	$16,677	$17,391
5/24	$17,935	$17,161	$17,895
6/24	$17,862	$17,144	$17,878
7/24	$18,297	$17,541	$18,292
8/24	$18,671	$18,041	$18,813
9/24	$18,991	$18,527	$19,320
10/24	$18,352	$17,618	$18,372
11/24	$18,395	$17,458	$18,206
12/24	$18,006	$17,119	$17,852
1/25	$18,814	$17,809	$18,571
2/25	$19,394	$18,056	$18,829
3/25	$19,547	$18,015	$18,786
4/25	$20,103	$18,665	$19,464
5/25	$21,116	$19,520	$20,356
6/25	$21,871	$20,183	$21,047
7/25	$21,821	$20,125	$20,987
8/25	$22,507	$20,823	$21,715
9/25	$23,548	$21,573	$22,497
10/25	$23,912	$22,009	$22,952
11/25	$24,300	$22,004	$22,946
12/25	$25,247	$22,663	$23,634
1/26	$27,342	$24,019	$25,047
2/26	$29,113	$25,225	$26,305
3/26	$25,688	$22,503	$23,467
4/26	$28,090	$24,675	$25,732
5/26	$29,354	$25,917	$27,027
6/26	$29,142	$25,765	$26,868

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Lazard International Dynamic Equity ETF	33.25%	13.80%	11.29%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI EAFE/ACWI ex US Linked Index	27.66%	10.50%	10.39%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 1,517,823,563
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,979,278
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,517,823,563
# of Portfolio Holdings	251
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,979,278

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	23.8%
Information Technology	23.5%
Industrials	14.1%
Health Care	7.7%
Consumer Discretionary	6.7%
Materials	6.4%
Consumer Staples	4.7%
Energy	4.5%
Communication Services	4.1%
Utilities	2.6%
Other (includes short-term investments)	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Samsung Electronics Co. Ltd.	3.6%
ASML Holding NV	3.4%
SK Hynix, Inc.	2.7%
Vinci SA	2.1%
BNP Paribas SA	2.0%
GSK PLC	1.8%
Roche Holding AG	1.7%
Japan Post Holdings Co. Ltd.	1.7%
Banco Santander SA	1.7%

C000259183
Shareholder Report [Line Items]
Fund Name	Lazard Japanese Equity ETF
Trading Symbol	JPY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Japanese Equity ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Japanese Equity ETF	$32	0.60%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Lazard Japanese Equity ETF	TOPIX Net Total Return Index
4/25	$10,000	$10,000
4/25	$11,008	$10,965
5/25	$11,488	$11,391
6/25	$11,728	$11,600
7/25	$11,601	$11,487
8/25	$12,470	$12,305
9/25	$12,911	$12,580
10/25	$13,058	$12,807
11/25	$13,086	$12,823
12/25	$13,083	$12,929
1/26	$13,782	$13,708
2/26	$14,944	$14,962
3/26	$13,124	$13,147
4/26	$14,365	$14,223
5/26	$15,314	$14,873
6/26	$15,044	$14,718

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 4/7/25
Lazard Japanese Equity ETF	28.28%	39.27%
TOPIX Net Total Return Index	26.88%	36.82%

Performance Inception Date	Apr. 07, 2025
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 78,267,394
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 222,410
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$78,267,394
# of Portfolio Holdings	63
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$222,410

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Industrials	24.8%
Financials	20.8%
Information Technology	17.0%
Consumer Discretionary	9.4%
Materials	7.4%
Communication Services	5.8%
Consumer Staples	4.4%
Health Care	3.8%
Other (includes short-term investments)	6.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Mitsubishi UFJ Financial Group, Inc.	5.2%
Tokyo Electron Ltd.	4.8%
Sumitomo Mitsui Financial Group, Inc.	4.4%
Mizuho Financial Group, Inc.	3.5%
Recruit Holdings Co. Ltd.	3.5%
Hitachi Ltd.	3.0%
Sony Group Corp.	2.9%
SoftBank Group Corp.	2.9%
Tokio Marine Holdings, Inc.	2.7%
TDK Corp.	2.5%

C000262800
Shareholder Report [Line Items]
Fund Name	Lazard Listed Infrastructure ETF
Trading Symbol	GLIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Listed Infrastructure ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Listed Infrastructure ETF	$50	0.96%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Lazard Listed Infrastructure ETF	MSCI World Index	MSCI World Core Infrastructure (USD) Index
9/25	$10,000	$10,000	$10,000
10/25	$10,008	$10,093	$9,886
11/25	$10,276	$10,121	$10,190
12/25	$10,070	$10,203	$10,025
1/26	$10,374	$10,431	$10,319
2/26	$11,432	$10,508	$11,251
3/26	$10,853	$9,838	$10,887
4/26	$11,182	$10,782	$11,265
5/26	$11,068	$11,273	$11,020
6/26	$11,285	$11,192	$11,063

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception 10/6/25
Lazard Listed Infrastructure ETF	12.85%
MSCI World Index	11.92%
MSCI World Core Infrastructure (USD) Index	10.63%

Performance Inception Date	Oct. 06, 2025
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 29,664,648
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 114,899
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$29,664,648
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$114,899

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Utilities	49.5%
Industrials	39.1%
Real Estate	7.1%
Communication Services	2.6%
Other (includes short-term investments)	1.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Canadian National Railway Co.	8.6%
National Grid PLC	8.1%
Vinci SA	6.4%
CSX Corp.	4.7%
Pinnacle West Capital Corp.	4.7%
Aena SME SA	4.6%
OGE Energy Corp.	4.6%
Transurban Group	4.4%
Norfolk Southern Corp.	4.3%
Portland General Electric Co.	4.2%

C000259184
Shareholder Report [Line Items]
Fund Name	Lazard Next Gen Technologies ETF
Trading Symbol	TEKY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Next Gen Technologies ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Next Gen Technologies ETF	$28	0.50%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Lazard Next Gen Technologies ETF	MSCI World Index
4/25	$10,000	$10,000
4/25	$11,500	$11,004
5/25	$12,648	$11,655
6/25	$13,716	$12,158
7/25	$14,060	$12,314
8/25	$14,180	$12,636
9/25	$15,205	$13,042
10/25	$16,457	$13,303
11/25	$15,168	$13,340
12/25	$14,992	$13,448
1/26	$14,916	$13,749
2/26	$14,392	$13,850
3/26	$13,373	$12,968
4/26	$16,184	$14,212
5/26	$18,483	$14,859
6/26	$18,872	$14,752

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 4/7/25
Lazard Next Gen Technologies ETF	37.59%	67.38%
MSCI World Index	21.34%	37.07%

Performance Inception Date	Apr. 07, 2025
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 61,151,606
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 125,811
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$61,151,606
# of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$125,811

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	76.4%
Industrials	10.5%
Consumer Discretionary	5.5%
Communication Services	5.2%
Other (includes short-term investments)	2.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
SK Hynix, Inc.	5.7%
Alphabet, Inc., Class A	5.2%
NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.0%
Amazon.com, Inc.	3.7%
Advanced Micro Devices, Inc.	3.6%
Broadcom, Inc.	3.3%
Applied Materials, Inc.	3.1%
Datadog, Inc., Class A	3.1%
Palo Alto Networks, Inc.	2.6%

C000262801
Shareholder Report [Line Items]
Fund Name	Lazard US Systematic Small Cap Equity ETF
Trading Symbol	SYZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity ETF for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard US Systematic Small Cap Equity ETF	$34	0.61%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Lazard US Systematic Small Cap Equity ETF	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$9,848	$9,583
12/21	$10,283	$10,236	$9,797
1/22	$9,371	$9,633	$8,854
2/22	$9,421	$9,391	$8,949
3/22	$9,471	$9,695	$9,060
4/22	$8,719	$8,825	$8,162
5/22	$8,860	$8,813	$8,174
6/22	$8,158	$8,076	$7,502
7/22	$9,090	$8,834	$8,285
8/22	$8,763	$8,504	$8,116
9/22	$7,951	$7,716	$7,338
10/22	$8,753	$8,348	$8,146
11/22	$9,114	$8,784	$8,336
12/22	$8,603	$8,270	$7,795
1/23	$9,371	$8,839	$8,555
2/23	$9,240	$8,633	$8,410
3/23	$9,017	$8,863	$8,009
4/23	$8,765	$8,958	$7,865
5/23	$8,846	$8,993	$7,792
6/23	$9,613	$9,607	$8,425
7/23	$10,078	$9,951	$8,941
8/23	$9,704	$9,759	$8,493
9/23	$9,219	$9,294	$7,993
10/23	$8,624	$9,048	$7,448
11/23	$9,351	$9,892	$8,122
12/23	$10,307	$10,416	$9,115
1/24	$10,104	$10,532	$8,760
2/24	$10,631	$11,102	$9,256
3/24	$10,935	$11,460	$9,587
4/24	$10,266	$10,956	$8,912
5/24	$10,732	$11,473	$9,359
6/24	$10,611	$11,828	$9,273
7/24	$11,411	$12,048	$10,215
8/24	$11,381	$12,311	$10,062
9/24	$11,492	$12,565	$10,133
10/24	$11,259	$12,473	$9,986
11/24	$12,293	$13,303	$11,082
12/24	$11,639	$12,896	$10,166
1/25	$11,994	$13,303	$10,433
2/25	$11,357	$13,048	$9,875
3/25	$10,678	$12,287	$9,203
4/25	$10,428	$12,205	$8,990
5/25	$10,939	$12,978	$9,470
6/25	$11,367	$13,638	$9,985
7/25	$11,252	$13,938	$10,158
8/25	$12,102	$14,260	$10,884
9/25	$12,189	$14,753	$11,223
10/25	$11,907	$15,069	$11,426
11/25	$12,131	$15,110	$11,535
12/25	$12,311	$15,107	$11,468
1/26	$12,969	$15,341	$12,082
2/26	$13,281	$15,269	$12,179
3/26	$12,741	$14,509	$11,570
4/26	$14,088	$15,990	$12,983
5/26	$14,391	$16,800	$13,550
6/26	$15,104	$16,748	$14,057

Average Annual Return [Table Text Block]
Table Summary
Fund	1 year	Since Inception 10/29/21
Lazard US Systematic Small Cap Equity ETF	32.87%	9.24%
Russell 3000 Index	22.81%	11.68%
Russell 2000 Index	40.78%	7.57%

Performance Inception Date	Oct. 29, 2021
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

AssetsNet	$ 68,423,283
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 181,434
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$68,423,283
# of Portfolio Holdings	417
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$181,434

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	26.4%
Industrials	20.7%
Health Care	10.7%
Financials	10.6%
Consumer Discretionary	9.6%
Materials	6.5%
Real Estate	5.0%
Energy	4.5%
Communication Services	2.9%
Other (includes short-term investments)	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Onto Innovation, Inc.	0.9%
Mueller Industries, Inc.	0.9%
Adeia, Inc.	0.9%
OPENLANE, Inc.	0.8%
Clover Health Investments Corp.	0.8%
Garrett Motion, Inc.	0.8%
MYR Group, Inc.	0.8%
Timken Co.	0.8%
Interface, Inc.	0.8%
ESCO Technologies, Inc.	0.8%